Operating leases - Operating lease commitments (Details)	Sep. 30, 2019 USD ($)
2019	$ 137,106
2020	339,772
2021	296,499
2022	303,198
2023	309,341
2024 - 2026	689,727
Office Space [Member]
2019	137,106
2020	339,772
2021	296,499
2022	303,198
2023	309,341
2024 - 2026	$ 689,727